CITIGROUP [LOGO]




May 4, 2004

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Sound Shore Fund, Inc.
         File Numbers 2-96141; 811-4244
         CIK:  0000764157

Ladies and Gentlemen:

On behalf of Sound Shore Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), the forms of Prospectus and Statement of Additional Information dated May 1, 2004, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on April 29, 2004, accession number 0001275125-04-000112.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6611.

Sincerely,

/s/ Dana A. Lukens

Dana A. Lukens
Forum Administrative Services, LLC

Enclosures


      FORUM FINANCIAL GROUP, LLC TWO PORTLAND SQUARE PORTLAND, MAINE 04101
                      TEL: 207-879-1900 FAX: 207-879-6688